Contracts in Progress (Tables)	6 Months Ended
Jun. 30, 2017
Contractors [Abstract]
Schedule of Costs and Estimated Earnings in Excess of Billings On Uncompleted Contracts

Costs and estimated earnings in excess of billings on uncompleted contracts:

	June 30, 2017	December 31, 2016
	Unaudited

Costs incurred on uncompleted contracts	$20,691	$21,616
Estimated earnings	7,434	9,067

	28,125	30,683
Less - billings and progress payments	26,832	28,879

Costs and estimated earnings in excess of billings on uncompleted contracts	1,293	1,804

Less: Long-term portion	680	708
Costs and estimated earnings in excess of billings on uncompleted contracts - Current portion	$613	$1,096